SUPPLEMENT DATED SEPTEMBER 29, 2006
TO THE PROSPECTUS OF MATTHEWS ASIAN FUNDS
DATED APRIL 28, 2006

The following supplements the Portfolio Managers section on pages 32 and 42-43 of the Prospectus dated April 28, 2006:

The Co-Managers for the Matthews Japan Fund are David S. Ishibashi and Taizo Ishida.

David S. Ishibashi

Mr. Ishibashi is Co-Portfolio Manager of the Matthews Japan Fund. Prior to joining Matthews in 2006, Mr. Ishibashi was a Vice President and a Japan analyst on the international and global small-cap equities team at Lazard Asset Management from 2003 to 2006.  Previously, he was a Director and portfolio manager for Citigroup Capital Markets from 1993 to 2003.  Prior to his time at Citigroup Capital Markets, he held various positions at S.G. Warburg & Co., Baring Securities, Nomura Securities International and Rockwell International in Los Angeles from 1976 to 1993. Mr. Ishibashi is a graduate of the Intercultural Japanese Language Institute in Tokyo, Japan, and holds a B.A. in Psychology and a Minor in Child Development from California State University, Los Angeles.

Taizo Ishida

Mr. Ishida is Co-Portfolio Manager of the Matthews Japan Fund.  Prior to joining Matthews in 2006, Mr. Ishida was a Vice President, and a Japan and Pacific Basin portfolio manager at Wellington Management Company from 2000 to 2006.  Previously, he was a Senior Securities Analyst and a member of the international investment team at USAA Investment Management Company from 1997 to 2000.  Prior to his time at USAA, Mr. Ishida held various positions at Sanford C. Bernstein and Co. from 1990 to 1997, and Yamaichi International from 1987 to 1990.  He began his career as a program officer with the United Nations Development Program in Dhaka, Bangladesh from 1984 to 1987.  Mr. Ishida holds an M.A. in International Relations from The City College of New York and a B.A. in Social Science from of International Christian University in Tokyo, Japan.

SUPPLEMENT DATED SEPTEMBER 29, 2006
TO THE STATEMENT OF ADDITIONAL INFORMATION
OF MATTHEWS ASIAN FUNDS
DATED APRIL 28, 2006

The following table supplements the table found on pages 44-46 under “Portfolio Managers,” in the Statement of Additional Information dated April 28, 2006:

The following table shows information regarding other accounts managed by each Portfolio Manager of the Funds as of September 29, 2006.

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance

David S. Ishida	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	0	0	0	0

David Taizo	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	0	0	0	0

The following table supplements the table found on pages 47-48 under “Portfolio Managers,” in the Statement of Additional Information dated April 28, 2006:

The following table sets forth the dollar range of equity securities beneficially owned by each Co-Portfolio Manager of the Matthews Japan Fund and in all registered investment companies overseen by the Portfolio Manager within the family of investment companies, as of September 29, 2006.

Name of Portfolio Manager		Dollar Range of Equity Securities in each Fund

David S. Ishida	•	Matthews Asia Pacific Fund - None
	•	Matthews Pacific Tiger Fund - None
	•	Matthews Asian Growth and Income Fund -None
	•	Matthews Asian Technology Fund - None
	•	Matthews China Fund - None
	•	Matthews India Fund - None
	•	Matthews Japan Fund - None
	•	Matthews Korea Fund - None

David Taizo	•	Matthews Asia Pacific Fund - None
	•	Matthews Pacific Tiger Fund - None
	•	Matthews Asian Growth and Income Fund - None
	•	Matthews Asian Technology Fund - None
	•	Matthews China Fund - None
	•	Matthews India Fund - None
	•	Matthews Japan Fund - None
	•	Matthews Korea Fund - None